NON-CONTROLLING INTERESTS - Summarized Statements of Cash Flows (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)
Noncontrolling Interests
Operating activities	$ 3,176	Rp 45,671	Rp 49,405	Rp 47,231
Investing activities	(2,439)	(35,090)	(33,007)	(27,557)
Financing activities	(1,284)	(18,458)	(21,052)	(17,905)
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	$ (547)	(7,877)	(4,654)	1,769
Telkomsel
Noncontrolling Interests
Operating activities		36,848	39,564	42,827
Investing activities		(16,095)	(13,984)	(12,794)
Financing activities		(24,867)	(34,720)	(24,132)
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS		Rp (4,114)	Rp (9,140)	Rp 5,901